Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 10 — Commitments and Contingencies

Manufacturing and Suppliers

     The Company has not and does not intend in the near future, to manufacture any of its products and components. With regard to the OLpur MD190 and MD220, on June 27, 2011, the Company entered into a license agreement, effective July 1, 2011, with Bellco S.r.l., an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of our patented mid-dilution dialysis filters (MD 190, MD 220), referred to herein as the Products. Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon our written approval, other European countries where the Company does not sell the Products as well as non-European countries, all such countries herein referred to as the Territory.

     In exchange for the rights granted to it under the Bellco license agreement through December 31, 2014, Bellco agreed to pay Nephros installment payments of €500,000, €750,000, €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. Such installment payments, herein referred to as the Installment Payments, are Bellco's sole financial obligations through December 31, 2014. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay Nephros a royalty based on the number of units of Products sold per year in the Territory as follows: for the first 103,000 units sold, Bellco will pay €4.50 per unit; thereafter, Bellco will pay €4.00 per unit. Bellco must meet minimum sales targets of 15,000 units in each quarter of 2015 and 2016. If Bellco fails to meet a quarterly minimum, the license in Italy, France, Belgium, Spain and Canada will, at our discretion, convert to a non-exclusive one. All sums payable under the agreement will be paid in Euros, as adjusted to account for currency exchange fluctuations between the Euro and the U.S. dollar that occur between July 1, 2011, the effective date of the agreement, and the date of payment.

A contract manufacturer produces the DSU product(s) as ordered.

Contractual Obligations

     At December 31, 2011, the Company had an operating lease that will expire on November 30, 2012 for the rental of its U.S. office and research and development facilities. The term of the rental agreement is for one year commencing December 1, 2011 with a monthly cost of approximately $7,813.

Rent expense for the years ended December 31, 2011 and 2010 totaled $104,000 and $101,000, respectively.

Contractual Obligations and Commercial Commitments

     The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2011:

	Total	Within 1 Year	Payments Due in Period Years 1 – 3	Years 3 – 5	More than 5 Years

	$112,000	$92,000	$18,000	$2,000	$—
Leases

Employment Contracts	450,000	200,000	200,000	50,000
Total	$562,000	$292,000	$218,000	$52,000	$—